PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment - USD ($) $ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Construction in progress [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		$ 372,589	[1]	$ 630,320	[1]	$ 556,822	$ 470,065
Accumulated depreciation		372,589	[1]	630,320	[1]	556,822	470,065
Net Book Value		372,589	[1]	630,320	[1]	556,822	470,065
Land [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		48,406		45,424
Accumulated depreciation		48,406		45,424
Net Book Value		48,406		45,424
Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		74,862		112,565		124,548	130,219
Accumulated depreciation		74,862		112,565		124,548	130,219
Net Book Value		74,862		112,565		124,548	130,219
Plant and Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		9,363,043		8,972,500
Accumulated depreciation		9,363,043		8,972,500
Net Book Value		9,363,043		8,972,500
Owned aircraft [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		8,847,351		8,498,248
Accumulated depreciation		8,847,351		8,498,248
Net Book Value		8,847,351		8,498,248
Others [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[2]	515,692		474,252
Accumulated depreciation	[2]	515,692		474,252
Net Book Value	[2]	515,692		474,252
Machinery [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		5,217		6,594
Accumulated depreciation		5,217		6,594
Net Book Value		5,217		6,594
Information Technology Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		20,776		22,564		30,156	39,714
Accumulated depreciation		20,776		22,564		30,156	39,714
Net Book Value		20,776		22,564		30,156	39,714
Fixed Installations and Accessories [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		59,834		71,009		80,777	83,912
Accumulated depreciation		59,834		71,009		80,777	83,912
Net Book Value		59,834		71,009		80,777	83,912
Motor vehicles [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		6,733		9,122		436	1,045
Accumulated depreciation		6,733		9,122		436	1,045
Net Book Value		6,733		9,122		436	1,045
Leasehold improvements [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		98,460		83,267		84,225	104,541
Accumulated depreciation		98,460		83,267		84,225	104,541
Net Book Value		98,460		83,267		$ 84,225	$ 104,541
Financial Leasing Aircraft [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		2,869,698		2,548,444
Accumulated depreciation		2,869,698		2,548,444
Net Book Value		2,869,698		2,548,444
OTHERS [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		101,158		92,110
Accumulated depreciation		101,158		92,110
Net Book Value		101,158		92,110
Gross carrying amount [member] | Construction in progress [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[1]	372,589		630,320
Accumulated depreciation	[1]	372,589		630,320
Net Book Value	[1]	372,589		630,320
Gross carrying amount [member] | Land [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		48,406		45,424
Accumulated depreciation		48,406		45,424
Net Book Value		48,406		45,424
Gross carrying amount [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		133,488		179,907
Accumulated depreciation		133,488		179,907
Net Book Value		133,488		179,907
Gross carrying amount [member] | Plant and Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		13,993,044		13,333,837
Accumulated depreciation		13,993,044		13,333,837
Net Book Value		13,993,044		13,333,837
Gross carrying amount [member] | Owned aircraft [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		13,268,562		12,595,223
Accumulated depreciation		13,268,562		12,595,223
Net Book Value		13,268,562		12,595,223
Gross carrying amount [member] | Others [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[2]	724,482		738,614
Accumulated depreciation	[2]	724,482		738,614
Net Book Value	[2]	724,482		738,614
Gross carrying amount [member] | Machinery [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		33,658		34,253
Accumulated depreciation		33,658		34,253
Net Book Value		33,658		34,253
Gross carrying amount [member] | Information Technology Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		161,992		160,936
Accumulated depreciation		161,992		160,936
Net Book Value		161,992		160,936
Gross carrying amount [member] | Fixed Installations and Accessories [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		171,469		182,629
Accumulated depreciation		171,469		182,629
Net Book Value		171,469		182,629
Gross carrying amount [member] | Motor vehicles [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		67,060		69,653
Accumulated depreciation		67,060		69,653
Net Book Value		67,060		69,653
Gross carrying amount [member] | Leasehold improvements [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		234,249		211,322
Accumulated depreciation		234,249		211,322
Net Book Value		234,249		211,322
Gross carrying amount [member] | Financial Leasing Aircraft [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		5,693,553		4,987,953
Accumulated depreciation		5,693,553		4,987,953
Net Book Value		5,693,553		4,987,953
Gross carrying amount [member] | OTHERS [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		255,149		226,424
Accumulated depreciation		255,149		226,424
Net Book Value		255,149		226,424
Accumulated depreciation and amortisation [member] | Construction in progress [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[1]
Accumulated depreciation	[1]
Net Book Value	[1]
Accumulated depreciation and amortisation [member] | Land [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value
Accumulated depreciation
Net Book Value
Accumulated depreciation and amortisation [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		(58,626)		(67,342)
Accumulated depreciation		(58,626)		(67,342)
Net Book Value		(58,626)		(67,342)
Accumulated depreciation and amortisation [member] | Plant and Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		(4,630,001)		(4,361,337)
Accumulated depreciation		(4,630,001)		(4,361,337)
Net Book Value		(4,630,001)		(4,361,337)
Accumulated depreciation and amortisation [member] | Owned aircraft [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		(4,421,211)		(4,096,975)
Accumulated depreciation		(4,421,211)		(4,096,975)
Net Book Value		(4,421,211)		(4,096,975)
Accumulated depreciation and amortisation [member] | Others [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[2]	(208,790)		(264,362)
Accumulated depreciation	[2]	(208,790)		(264,362)
Net Book Value	[2]	(208,790)		(264,362)
Accumulated depreciation and amortisation [member] | Machinery [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		(28,441)		(27,659)
Accumulated depreciation		(28,441)		(27,659)
Net Book Value		(28,441)		(27,659)
Accumulated depreciation and amortisation [member] | Information Technology Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		(141,216)		(138,372)
Accumulated depreciation		(141,216)		(138,372)
Net Book Value		(141,216)		(138,372)
Accumulated depreciation and amortisation [member] | Fixed Installations and Accessories [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		(111,635)		(111,620)
Accumulated depreciation		(111,635)		(111,620)
Net Book Value		(111,635)		(111,620)
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		(60,327)		(60,531)
Accumulated depreciation		(60,327)		(60,531)
Net Book Value		(60,327)		(60,531)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		(135,789)		(128,055)
Accumulated depreciation		(135,789)		(128,055)
Net Book Value		(135,789)		(128,055)
Accumulated depreciation and amortisation [member] | Financial Leasing Aircraft [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		(2,823,855)		(2,439,509)
Accumulated depreciation		(2,823,855)		(2,439,509)
Net Book Value		(2,823,855)		(2,439,509)
Accumulated depreciation and amortisation [member] | OTHERS [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		(153,991)		(134,314)
Accumulated depreciation		(153,991)		(134,314)
Net Book Value		$ (153,991)		$ (134,314)

[1]	As of December 31, 2019, includes advances paid to aircraft manufacturers for ThUS$ 348,148 (ThUS$ 612,236 as of December 31, 2018)
[2]	Consider mainly rotables and tools.